PREPAID LEASES (Details Textual)	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Mar. 31, 2014	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Dec. 31, 2012	Sep. 30, 2012 USD ($)	Dec. 31, 2011	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Sep. 30, 2012 Subsidiary of Common Parent [Member] USD ($)	Sep. 30, 2012 Subsidiary of Common Parent [Member] CNY
Lease Term		10 years				10 years	10 years		10 years		10 years
Lease Expiration Date		Dec. 31, 2023				Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2020
Lease Contract Aggregate Lease Amount			$ 9,463,818		$ 9,463,818	$ 4,063,824	24,840,000					$ 4,440,528	27,360,000	57,847,300	$ 7,453,772	46,997,300	$ 15,507,803	98,524,800
Operating Leases, Rent Expense	$ 846,594		$ 672,629	$ 2,337,718	$ 1,643,982			2,277,696		$ 1,559,755